Consolidated Statements of Income		12 Months Ended
		Nov. 30, 2023 HKD ($) $ / shares shares	Nov. 30, 2023 USD ($) $ / shares shares	Nov. 30, 2022 HKD ($) $ / shares shares	Nov. 30, 2021 HKD ($) $ / shares shares
Income Statement [Abstract]
REVENUE		$ 20,539,218	$ 2,630,030	$ 14,331,576	$ 22,544,000
Operating expenses
Direct cost of revenues		4,505,483	576,923	2,492,304	1,795,832
Selling expenses		3,276,562	419,561	957,546	1,556,607
General and administrative expenses		8,623,437	1,104,225	7,073,360	5,707,936
Total operating expenses		16,405,482	2,100,709	10,523,210	9,060,375
Income from operation		4,133,736	529,321	3,808,366	13,483,625
OTHER INCOME (EXPENSE)
Financial expense		(108,259)	(13,863)	(97,167)	(8,158)
Other income, nets		574,127	73,517	280,241	120,329
Total other income, net		465,868	59,654	183,074	112,171
INCOME BEFORE INCOME TAXES		4,599,604	588,975	3,991,440	13,595,796
Income tax expenses		530,625	67,946	512,429	1,916,689
NET INCOME		$ 4,068,979	$ 521,029	$ 3,479,011	$ 11,679,107
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic (in Shares)	[1]	11,250,000	11,250,000	11,250,000	11,250,000
EARNINGS PER SHARE
Basic (in Dollars per share and Dollars per share) | (per share)	[1]	$ 0.36	$ 0.05	$ 0.31	$ 1.04

[1]	Giving retroactive effect to the 10,000-for-1 share split effected on November 7, 2021.